EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 19. EMPLOYEE BENEFIT PLANS

The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

	December 31,	December 31,
Post-employment and long-term benefit plans	2021	2020
In millions of COP
19.1 Defined benefit pension plan	168,816	163,204
19.2 Severance obligation	18,429	22,228
19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium	219,496	202,580
19.4 Other long term benefits	465,744	465,046
Total Post-employment and long-term benefit plans	872,485	853,058
Fair value Plan assets	34,248	29,113
Total Unfunded Post-employment and long-term benefit plans	838,237	823,945

These benefits include all types of payments that the Bank provides to its employees. The recognition of liabilities related to post-employment and long-term employee benefit plans is based on actuarial computations which involve judgments and assumptions made by management (with the assistance of external actuaries) related to the future macroeconomic and employee demographic factors, among others, which will not necessarily coincide with the future outcome of such factors.

As of December 31, 2019, the amount recognized through profit or loss, due to benefit employee plans’ current service cost and interest cost, was COP 135,415; on the other hand, COP 45,340 was recognized through other comprehensive income as a result of the net actuarial gain or loss due to change in assumptions, demographic experience and foreign currency translation effect.

Post-employment benefits

19.1 Defined benefit pension plan

Colombia

Under Colombian law, employee pension obligations are managed as a defined contribution plan since 1990. The Bank’s legal retirement benefit obligation as of December 31, 2020 and 2019 relates to retired employees who rendered services to the Bank before the current regulations took effect. Under this unfunded plan, benefits are based on length of service and level of compensation. As of December 31, 2021, 555 participants were covered by this plan, and as of December 31, 2020, 603 participants.

For purposes of the projected assessment of the pension plan obligation, in the absence of an extensive market for high-quality corporate debt, the sovereign bond curve of the Colombian government is used, with maturity similar to the residual life of the obligation of the projected benefit. The net cost of pensions is accounted for in the statement of income as “salaries and employee benefits”, and includes the interest costs and cost of current service.

Defined benefit pension plan	2021	2020
In millions of COP
Present value of the obligation as of January 1	127,132	129,028
Interest cost	7,011	7,244
Benefits paid	(11,545)	(12,009)
Net actuarial (gain) / loss due to changes in demographic assumptions	(7,459)	23
Net actuarial loss due to plan experience	(5,121)	2,846
Defined obligation, unfunded as of December 31	110,018	127,132

Panama

The Chase Manhattan Bank Corporation, N.A. (formerly “HSBC Bank Panama”, later merged with Banistmo S.A. in 2000) offered a defined benefit pension plan based on the average salaries paid during the 120 most recent months prior to the employee's retirement date and the years of employment service. The right to this plan was obtained after 10 years of service with the organization. This individual plan covered a certain group of employees who were hired by Chase Manhattan Bank Corporation, N.A. and it was not extended to employees of HSBC Bank Panama, now Banistmo, S.A.

As of December 31, 2021, and 2020, there were 47 participants (17 participants with deferred benefits and 30 participants receiving benefits), and 50 participants (20 participants with deferred benefits and 30 participants receiving benefits), respectively.

Defined benefit pension plan	2021	2020
In millions of COP
Present value of the obligation as of January 1	5,920	5,371
Interest cost	150	164
Actuarial (gain) / loss – experience	(825)	372
Actuarial loss - financial assumptions	266	353
Benefits paid from plan assets	(383)	(572)
Foreign currency translation effect	897	232
Defined obligation, funded as of December 31	6,025	5,920

Guatemala

Grupo Agromercantil Holding has established a retirement pension plan for its employees. Under this plan, the employees are entitled to receive a lifetime payment of 50% of their monthly nominal wage, if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service. On the other hand, employees are entitled to receive a lifetime payment of 70% of their monthly nominal wage, if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.

Defined benefit pension plan	2021	2020
In millions of COP
Present value of the obligation as of January 1	30,152	28,753
Current cost of service	1,664	1,165
Interest cost	2,253	2,597
Benefits paid	(1,347)	(1,251)
Actuarial loss / (gain) - financial assumptions	13,840	(2,052)
Foreign currency translation effect	6,211	940
Defined obligation, funded as of December 31	52,773	30,152

19.2 Severance obligation

Colombia

Under Colombian labor regulations, employees hired before 1990 are entitled to receive severance in an amount equal to one month’s salary for each year of service. This benefit accumulates and is paid to the employees upon their termination or retirement from the Bank, calculated based on the employees’ last salary base; however, employees may request advances against this benefit at any time. In 1990, the Colombian government revised its labor regulations for new employees to permit companies, subject to the approval of the employees, to transfer this severance obligation annually to private pension funds (this scheme of employee benefits is known as the current severance obligation). The Bank’s severance obligations relate to employees hired before 1990.

As of December 2021 and 2020, 204 and 287 participants, respectively, were covered by this plan.

The balances recognized in the statement of financial position are listed below:

Defined benefit severance obligation plan	2021	2020
In millions of COP
Present value of the obligation as of January 1	22,228	26,547
Current cost of service	531	716
Interest cost	1,149	1,490
Benefits paid	(6,678)	(6,214)
Net actuarial loss (gain) due to assumption changes and plan experience	1,199	(311)
Defined obligation, unfunded as of December 31	18,429	22,228
Current severance regimen(1)	95,331	87,022
Total	113,760	109,250
(1)	Corresponds to the amounts pending to transfer to private funds. See Note 20 Other liabilities

19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium

Colombia

Under Colombian labor regulations, employers and employees are entitled to negotiate private agreements. The Bank’s employees and its subsidiaries Valores Bancolombia, Banca de Inversión Bancolombia and Fiduciaria Bancolombia participate in a defined benefit plan according to which they are entitled to receive, on the date of their retirement, a single payment.

On the other hand, the Bank has established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date based on the number of years of service to the organization.

El Salvador

By means of Decree 592 of 2013, under Salvadorian labor regulations, employees are entitled to receive 15 days of salary for each year of service. This benefit is payable upon retirement, resignation, unjustified dismissal, death and disability. As of December 31, 2021, and 2020, there were 2,738 and 2,819 participants respectively, covered by the plan.

Banagrícola S.A established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date, death or disability based on the number of years of service to the organization. As of December 31, 2021, there was 1 participant covered by the plan.

Guatemala

Grupo Agromercantil Holding has established a defined benefit plan for its employees. Under this plan, the employees are entitled to receive a one-off payment based on the number of years of service to the organization in the event of waiver before retirement. As of December 31, 2021, and 2020, there were 3,263 and 3,017 participants respectively, covered by the plan.

Panama

Banistmo S.A established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date, death or disability based on the number of years of service to the organization. As of December 31, 2021, there was 1 participant covered by the plan.

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2021	2020
In millions of COP
Present value of the obligation as of January 1	202,580	198,260
Current service cost	18,669	16,626
Interest cost	11,686	11,770
Benefits paid	(19,788)	(23,226)
Past service cost(1)	3,326	381
Others changes	(1,900)	-
Net actuarial (gain) due to assumption changes and plan experience	(7,214)	(3,745)
Foreign currency translation effect(2)	12,137	2,514
Defined obligation, unfunded as of December 31	219,496	202,580
(1)	Corresponds to the updating of the percentage of the tax factor used to calculate the total benefit.
(2)	Corresponds to Grupo Agromercantil Holding S.A. given higher devaluation between COP to USD currencies

19.4 Other long term benefits

In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2021 and December 31, 2020, the reconciliation of the other long term benefits is set below:

Other long term benefits	2021	2020
In millions of COP
Present value of the obligation as of January 1	465,046	416,969
Current service cost	47,339	40,637
Interest cost	27,490	24,021
First time application effect of IAS 19 to new defined benefit obligation of Banco Agromercantil Holding S.A. at Decembre 31, 2020(1)	-	20,723
Benefits paid	(45,086)	(37,049)
Net actuarial (gain) due to assumption changes and plan experience(2)	(34,463)	(654)
Foreign currency translation effect	5,418	399
Defined obligation, unfunded as of December 31	465,744	465,046
(1)	In 2020, Grupo Agromercantil Holding S.A. decided to recognize a new employee benefit plan for its employees based on the continuous and uninterrupted years of service in the organization.
(2)	Mainly due to changes in the discount rate and the inflation rate used in actuarial valuations of 2021 against 2020.

19.5 Plan Assets

Bancolombia

The Bank established an asset plan to secure the benefits promised in the Senior Management Pension Plan Premium. The assets plan is managed by a Private Pension Fund. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.

The plan assets’ fair value as of December 31, 2021 and 2020 is as follow:

Bancolombia’s Plan assets	2021	2020
In millions of COP
Fair value of assets as of January 1	25,211	31,761
Employee contributions	2,500	-
Interest income on plan assets	1,538	1,918
Return on plan assets greater than discount rate	872	629
Benefits paid	-	(9,097)
Fair value assets at the end of the year	30,121	25,211

Banistmo

The Bank, through its subsidiary Banistmo, has established a plan with assets to secure benefits promised by Banistmo to the employees entitled to participate in the Pension Plan under the terms described above and to comply with Panama labor code, which specifies the terms for securing the payments to be made in the event of an employee’s termination (voluntary or involuntary) or upon retirement (termination indemnity plan).

Banistmo’s pension and post-retirement plan assets consider investments in fixed-term deposits and cash and due from banks, in order to reduce the investment risk. The plan assets are managed by a trustee (third party). Likewise, the assets allocation is periodically reviewed by Banistmo and, when necessary, adjusted according to the investment strategy. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.

The expected return on assets assumption represents the long term rate of return based on analysis of historical returns, historical asset class volatilities and the fund’s past experience.

The components of the periodic net cost of the plans previously mentioned and the total of charges (credits) recognized in the consolidated statement of income are as follows:

The following table details the change in plan assets:

Banistmo’s Plan assets	2021	2020
In millions of COP
Fair value of assets as of January 1	3,902	4,220
Interest income on plan assets	30	40
Return on plan assets less than discount rate	-	(25)
Benefits paid	(405)	(572)
Foreign currency translation effect	600	239
Fair value of assets as of December 31	4,127	3,902

Defined contribution plans

The expense recognized in the line “Salaries and employee benefits” of the consolidated statement of income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2021	2020
In millions of COP
Pension	186,117	185,925
Current severance regimen	64,075	60,376
Total	250,192	246,301

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	8.00%	5.50%
Rate of wage increase	7.20%	5.75%
Projected inflation	4.70%	3.25%
Rate of pension increase	4.70%	3.25%

Bancolombfia Panama

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	2.40%	2.40%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Banistmo

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	3.70%	2.40%
Expected long-term rate of return on plan assets	0.70%	(1.70)%
Rate of wage increase	2.00%	1.00%

El Salvador

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	2.50%	2.30%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Guatemala

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	6.10%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

In 2021, the assumption of mortality used in the preparation of the assessment of the estimated liabilities is based on tables RP-2000, CSO-80 and RV-08, which reflect average ages of mortality from 32-75 years. The rate used to discount the obligation of the defined benefit plan to reflect the duration of the labor liabilities as of December 2021 corresponds to the yield of sovereign bonds of each country where the plan is established, either Colombia, Panama, Guatemala and El

Salvador, as applicable, since the market transactions of these countries involving corporate bonds of high quality have no high levels of activity. The assumption of the rate of inflation is based on the long term projection of the Central Bank of Colombia, Panama, Guatemala and El Salvador.

The nature of the risks related to the obligations aforementioned are summarized below:

Investment risk

The present value of the obligation for the defined benefits plan is calculated using a discount rate determined with reference to high quality sovereign yields of each country. Currently, the plan includes investment in financial instruments that are not vulnerable to market risks

Interest rate risks	A reduction of the bond interest rates will increase the obligation of the plan
Longevity risk

The present value of the obligation of the defined benefit plan is calculated with reference to the highest estimate of the mortality of participants during their time of employment. An increase in the life expectancy of the participants will increase the plan obligation

Salary risk

The present value of the obligation of the benefit plan is calculated with reference to the future salaries of the participants. As such, an increase in the participants’ wages will increase the obligation of the plan

Estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2022	14,181	65,543
2023	14,213	75,429
2024	14,148	71,459
2025	14,016	71,908
2026	13,895	81,911
2027 a 2031	64,575	419,943

Sensitivity analysis

In presenting the sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same method used to calculate the defined benefit obligation (DBO) recognized in the Statement of Financial Position. Obligations and expenses will change in the future as a result of future changes in the methods of projection and assumption, participant information, plan provisions and regulations, or as resulting from future gains and losses.

There were no changes in the methods and assumptions used in preparing the sensitivity analyses from prior years.

Colombia

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.50%	0.50% increase	(3,657)
Discount rate	7.50%	0.50% decrease	3,904
Salary increases	5.20%	0.50% increase	4,261
Salary decreases	4.20%	0.50% decrease	(4,019)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	4,972

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.25%	0.50% increase	(5,228)
Discount rate	8.25%	0.50% decrease	5,729
Salary increases	7.70%	0.50% increase	5,815
Salary decreases	6.70%	0.50% decrease	(5,349)

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.50%	0.50% increase	(341)
Discount rate	6.50%	0.50% decrease	353
Salary increases	7.70%	0.50% increase	852
Salary decreases	6.70%	0.50% decrease	(832)

Senior Management Pension Plan Premium

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.25%	0.50% increase	(882)
Discount rate	7.25%	0.50% decrease	921
Salary increases	7.70%	0.50% increase	1,105
Salary decreases	6.70%	0.50% decrease	1,068

Panama

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.20%	0.50% increase	(254)
Discount rate	3.20%	0.50% decrease	274
Mortality Table	RP-2000	One year increase in life expectancy	208

Guatemala

Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.60%	0.50% increase	(5,156)
Discount rate	5.60%	0.50% decrease	5,984
Salary increases	5.50%	0.50% increase	3,813
Salary decreases	4.50%	0.50% decrease	(3,415)
Mortality Table	RP-2000	One year increase in life expectancy	1,755

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	5.90%	0.50% increase	(1,666)
Discount rate	4.90%	0.50% decrease	1,764
Salary increases	5.50%	0.50% increase	1,763
Salary decreases	4.50%	0.50% decrease	(1,680)

El Salvador

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	3.10%	0.50% increase	(1,195)
Discount rate	2.10%	0.50% decrease	1,301
Salary increases	2.50%	0.50% increase	331
Salary decreases	1.50%	0.50% decrease	(373)

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.50%	0.50% increase	(14,472)
Discount rate	7.50%	0.50% decrease	15,214
Salary increases	7.70%	0.50% increase	15,237
Salary decreases	6.70%	0.50% decrease	(14,628)

Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.10%	0.50% increase	(1,119)
Discount rate	5.10%	0.50% decrease	1,207
Salary increases	5.50%	0.50% increase	1,208
Salary decreases	4.50%	0.50% decrease	(1,130)

El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	3.00%	0.50% increase	(236)
Discount rate	2.00%	0.50% decrease	253

Bonuses and short-term benefits

Short-term employment benefit plans recognized in the Consolidated Statement of Financial Position in the line “other liabilities” consist of the following:

	December 31,	December 31,
Other employment benefit plans	2021	2020
In millions of COP
Current severance obligation(1)	95,331	87,022
Bonuses and short-term benefits(2)	526,273	11,816
Other employment benefit plans	621,604	98,838
(1)	See 19.2 Severance obligation.
(2)	The increases between December 31, 2021 and 2020, corresponds to the reactivation of bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.